Share-based compensation - Share options granted (Details) - USD ($)						12 Months Ended
	Jul. 01, 2017	Apr. 01, 2017	Jan. 01, 2017	Jul. 01, 2016	Apr. 01, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based compensation
Number of Share Options							302,200	122,316
Exercise price at grant date							$ 8.37	$ 10.42
Share-based compensation expense						$ 19,679,000	$ 5,072,000	$ 21,244,000
April 1, 2016
Share-based compensation
Number of Share Options					32,200
Term (year)					10 years 3 months
Vesting period (year)					4 years
Exercise price at grant date					$ 20.0000
April 1, 2016
Share-based compensation
Number of Share Options					79,116
Term (year)					10 years 3 months
Vesting period (year)					4 years
Exercise price at grant date					$ 6.0000
July 1, 2016
Share-based compensation
Number of Share Options				10,000
Term (year)				10 years
Vesting period (year)				4 years
Exercise price at grant date				$ 20.0000
July 1, 2016
Share-based compensation
Number of Share Options				1,000
Term (year)				10 years
Vesting period (year)				4 years
Exercise price at grant date				$ 12.0000
January 1, 2017
Share-based compensation
Number of Share Options			4,400
Term (year)			10 years 4 days
Vesting period (year)			4 years
Exercise price at grant date			$ 20.0000
January 1, 2017
Share-based compensation
Number of Share Options			180,000
Term (year)			10 years 4 days
Vesting period (year)			1 year 8 months 1 day
Exercise price at grant date			$ 0.0010
Share-based compensation expense						$ 1,495,000
January 1, 2017
Share-based compensation
Number of Share Options			100,800
Term (year)			10 years 4 days
Vesting period (year)			4 years
Exercise price at grant date			$ 8.1290
April 1, 2017
Share-based compensation
Number of Share Options		5,000
Term (year)		10 years 4 days
Vesting period (year)		4 years
Exercise price at grant date		$ 12.0000
July 1, 2017
Share-based compensation
Number of Share Options	12,000
Term (year)	8 years 6 months 4 days
Vesting period (year)	2 years 6 months
Exercise price at grant date	$ 8.1290